                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of The Reserve Fund:

    We have audited the accompanying statements of net assets of The Reserve Fund, (comprising the Primary, U.S. Government and U.S. Treasury Funds) as of May 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Primary, U.S. Government and U.S. Treasury Funds of The Reserve Fund as of May 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

New York, New York
June 27, 1997

                        THE RESERVE FUND -- PRIMARY FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                      %         DAYS TO          VALUE
                                                                                    RATE        MATURITY        (NOTE 1)
                                                                                  ---------     --------     --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 78.10%
  Bankers Trust Company........................................................     5.72          41         $   75,631,939
  Mellon Bank, N.A.............................................................   5.55-5.60      24-52          100,170,347
  Harris Trust and Savings Bank................................................     5.55           5             75,323,750
  Old Kent Bank................................................................     5.71          66             50,222,762
  SouthTrust Bank of Alabama, N.A..............................................     5.63          10             20,172,028
  Union Bank of California, N.A................................................     5.63           7             50,430,069
  Abbey National PLC (a).......................................................   5.69-5.71      34-55          100,773,094
  ABN-AMRO Bank N.V. (b).......................................................     5.42          11             50,653,252
  Bank of Tokyo -- Mitsubishi, Ltd. (b)........................................     5.81          69             50,209,806
  Banque Nationale de Paris (b)................................................   5.63-5.72      10-73          100,644,676
  Barclays Bank PLC (b)........................................................   5.62-5.63       3-4            85,802,464
  Bayerische Landesbank Girozentrale (a).......................................     5.525         25             50,537,303
  Bayerische Hypotheken-und Wechsel Bank AG (b)................................     5.55          31             50,030,833
  BHF Bank AG (a)..............................................................     5.73          38             27,254,652
  Caisse Nationale de Credit Agricole (b)......................................     5.60          53             50,085,556
  Canadian Imperial Bank of Commerce (a).......................................   5.45-5.50      12-42           50,632,299
  Canadian Imperial Bank of Commerce (b).......................................     5.55          24             50,084,792
  Deutsche Bank AG (a).........................................................   5.43-5.61      3-53            75,561,202
  Deutsche Bank AG (b).........................................................     5.57          24             25,282,512
  Dresdner Bank AG (b).........................................................     5.56          31             50,030,889
  ING Bank N.V. (a)............................................................     5.64          47            100,267,544
  Landesbank Hessen -- Thueringen Girozentrale (b).............................     6.01          49              5,267,542
  Sanwa Bank, Ltd. (b).........................................................     5.61          12             50,646,832
  Societe Generale (b).........................................................     5.40           4             45,614,250
  Svenska Handelsbanken (a)....................................................     5.445         17             50,612,658

                        THE RESERVE FUND -- PRIMARY FUND

                                                                                      %         DAYS TO          VALUE
                                                                                    RATE        MATURITY        (NOTE 1)
                                                                                  ---------     --------     --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)
  Svenska Handelsbanken (b)....................................................   5.66-5.70      39-70       $   50,197,222
  Toronto -- Dominion Bank (a).................................................     5.37           5             50,701,083
  Westdeutsche Landesbank Girozentrale (b).....................................   5.60-5.63      3-59           100,515,833
                                                                                                             --------------
Total Negotiable Bank Certificates of Deposit..................................                               1,643,357,189
                                                                                                             --------------

PROMISSORY NOTES -- 10.89%
  ABN Bank Canada (c)..........................................................     5.56          59             49,567,556
  Commerzbank U.S. Finance, Inc. (c)...........................................     5.52          20             74,804,500
  Societe Generale North America, Inc. (c).....................................     5.61          34             54,734,304
  Toronto Dominion Holdings (U.S.A.), Inc. (c).................................     5.40          13             49,924,931
                                                                                                             --------------
Total Promissory Notes.........................................................                                 229,031,291
                                                                                                             --------------

REPURCHASE AGREEMENTS -- 5.52%
  FGPC 7% due 6/1/24, FNMS 6.50%-7.50% due from 6/1/14 to 2/1/27 (Repo with CS
    First Boston Corporation dated May 30, 1997, resale amount $88,041,067)....     5.60           3             88,041,067
  GNMA 5.50% due 6/20/26 (Repo with Merrill Lynch GSI dated May 30, 1997,
    resale amount $28,012,833).................................................     5.50           3             28,012,833
                                                                                                             --------------
Total Repurchase Agreements....................................................                                 116,053,900
                                                                                                             --------------

TAXABLE MUNICIPAL BONDS -- 5.43%
  Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A (d).......     5.62           7             40,703,254
  Illinois Student Assistance (d)..............................................     5.59           7             25,225,298
  Maricopa County Industrial Development Authority Revenue Bonds for Phoenix
    Multi-Purpose Arena Project Series 1990 (d)................................     5.75           7             43,380,660
  New Hampshire Business Finance Authority Revenue Bonds 1992 Series B (d).....     5.75           7              5,025,555
                                                                                                             --------------
Total Taxable Municipal Bonds..................................................                                 114,334,767
                                                                                                             --------------
Total Primary Fund Investments -- (99.94%) (Cost $2,089,617,798)...............                               2,102,777,147
Other assets, less liabilities -- (.06%).......................................                                   1,331,905
                                                                                                             --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share based on 2,104,109,052 shares of beneficial interest $.001
  par value outstanding........................................................                              $2,104,109,052
                                                                                                              =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                   %       DAYS TO         VALUE
                                                                                  RATE     MATURITY       (NOTE 1)
                                                                                  ----     --------     ------------
REPURCHASE AGREEMENTS -- 99.70%
-------------------------------------------------------------------------------
  GNMA 6.50%-9.50% due from 1/15/09 to 12/15/29 (Repos with Bear, Stearns & Co,
    Inc. dated May 23, 1997, resale amount $100,258,306).......................   5.47        10        $100,151,944
  GNMA 6.50%-13% due from 2/15/98 to 3/15/26 (Repo with CS First Boston
    Corporation dated May 7, 1997, resale amount $110,557,608).................   5.53        10         110,439,328
  GNMA 6.50%-12.75% due from 12/15/97 to 4/15/23 (Repo with DLJ Securities
    Corporation dated May 30, 1997, resale amount $54,025,200).................   5.60         3          54,025,200
  GNMA 7%-8% due from 5/15/26 to 5/15/27 (Repos with Merrill Lynch GSI dated
    March 12, 1997, resale amount $110,346,500)................................   5.40         3         110,346,500
  GNMA 5%-10% due from 1/1/00 to 10/15/30 (Repo with Prudential Securities Inc.
    dated May 1, 1997, resale amount $110,541,689).............................   5.54         3         110,541,689
  GNMA 6.875%-16.25% due from 1/1/00 to 2/20/27 (Repo with Smith Barney Inc.
    dated May 5, 1997, resale amount $124,533,338).............................   5.53         3         124,533,338
                                                                                                        ------------
Total U.S. Government Fund Investments -- (99.70%) (Cost $608,000,000).........                          610,037,999
Other assets, less liabilities -- (.30%).......................................                            1,806,317
                                                                                                        ------------
NET ASSETS (100% ) equivalent to $1.00 net asset value, offering and redemption prices per share based on 611,844,316 shares of beneficial interest $.001 par
  value outstanding............................................................                         $611,844,316
                                                                                                        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                      %          DAYS TO         VALUE
                                                                                     RATE        MATURITY       (NOTE 1)
                                                                                  ----------     --------     ------------
U.S. TREASURY BILLS -- 97.99%
U.S. Treasury Bills (Cost $164,471,729)........................................   4.96-5.265      6-139       $165,769,769
Other assets, less liabilities -- (2.01%)......................................                                  3,408,036
                                                                                                              ------------
NET ASSETS (100% ) equivalent to $1.00 net asset value, offering and redemption prices per share based on 169,177,805 shares of beneficial interest $.001 par
  value outstanding............................................................                               $169,177,805
                                                                                                              ============

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) Collateralized by Bank Letter of Credit.
(d) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letter of credit, other bank credit agreements or financial guaranty assurance agencies.

                                    GLOSSARY

FGPC   =   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FNMS   =   FNMA Mortgage-Backed Pass-Through Securities
GNMA   =   Government National Mortgage Association Mortgage-Backed Pass-Through Securities

                  THE RESERVE FUND -- STATEMENTS OF OPERATIONS


                                                                                 YEAR ENDED MAY 31, 1997
                                                                     ------------------------------------------------
                                                                       PRIMARY       U.S. GOVERNMENT    U.S. TREASURY
                                                                         FUND             FUND              FUND
                                                                     ------------    ---------------    -------------
INTEREST INCOME (Note 1)..........................................   $105,936,477      $31,073,509       $ 8,412,863
                                                                     ------------    ---------------    -------------
EXPENSES (Note 2)
  Management fee..................................................      8,976,244        2,858,951                --
  Comprehensive fee...............................................             --               --         1,317,868
  Shareholder servicing, administration and general office
    expenses......................................................      4,530,412        1,205,154                --
  Distribution assistance (Note 3)................................      3,418,651        1,053,785           276,253
  Equipment expense...............................................        669,057          177,758                --
  Professional fees...............................................        502,936          120,463                --
  Occupancy costs.................................................        259,671           69,287                --
  Stationery, printing and supplies...............................        364,568           97,310
  Trustee fees....................................................         71,802           20,257                --
  Other expenses..................................................        217,989           88,262                --
                                                                     ------------    ---------------    -------------
    Total Expenses................................................     19,011,330        5,691,227         1,594,121
  Less: voluntary waiver..........................................             --               --          (329,684)
                                                                     ------------    ---------------    -------------
  Net Expenses....................................................     19,011,330        5,691,227         1,264,437
                                                                     ------------    ---------------    -------------
NET INVESTMENT INCOME.............................................   $ 86,925,147      $25,382,282       $ 7,148,426
                                                                     =============   ==============      ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE FUND -- STATEMENTS OF CHANGES IN NET ASSETS

                                  PRIMARY FUND                      U.S. GOVERNMENT FUND                 U.S. TREASURY FUND
                       ----------------------------------    ----------------------------------    ------------------------------
                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED
                        MAY 31, 1997       MAY 31, 1996       MAY 31, 1997       MAY 31, 1996      MAY 31, 1997     MAY 31, 1996
                       ---------------    ---------------    ---------------    ---------------    -------------    -------------
INCREASE (DECREASE)
  IN NET
  ASSETS FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income paid to
    shareholders as
    dividends (Note
    1)..............   $   (86,925,147)   $   (82,535,957)   $   (25,382,282)   $   (33,256,499)   $  (7,148,426)   $  (5,400,705)
                        --------------     --------------     --------------       ------------     ------------
  FROM CAPITAL SHARE
    TRANSACTIONS
    (at net asset
      value of $1
      per share):
    Net proceeds
      from the sale
      of shares.....     8,848,392,468      7,548,966,022      2,757,510,343      3,341,970,451      682,830,849      595,400,649
    Net asset value
      of shares
      issued on
      reinvestment
      of
      dividends.....        86,925,147         82,535,957         25,382,282         33,256,499        7,148,426        5,400,705
                        --------------     --------------     --------------       ------------     ------------
      Subtotal......     8,935,317,615      7,631,501,979      2,782,892,625      3,375,226,950      689,979,275      600,801,354
      Cost of shares
        redeemed....    (8,495,322,653)    (7,569,851,461)    (2,739,545,482)    (3,528,514,569)    (663,567,636)    (553,261,868)
                        --------------     --------------     --------------       ------------     ------------
    Net increase
      (decrease)
      derived from
      capital share
      transactions
      and from
      investment
      operations....       439,994,962         61,650,518         43,347,143       (153,287,619)      26,411,639       47,539,486
NET ASSETS:
  Beginning of
    year............     1,664,114,090      1,602,463,572        568,497,173        721,784,792      142,766,166       95,226,680
                        --------------     --------------     --------------       ------------     ------------
  End of year.......   $ 2,104,109,052    $ 1,664,114,090    $   611,844,316    $   568,497,173    $ 169,177,805    $ 142,766,166
                        ==============     ==============     ==============       ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                         NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES:

    The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

    A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four series, Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds.

    B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolios, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

    C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

    E. The Fund's custodian holds the securities owned subject to repurchase agreements. The Fund's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

    F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

    G. The Primary and U.S. Government Fund's are charged only for their direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2) MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:

    Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. RMCI receives management fees from the Primary and U.S. Government Funds at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily net assets of Primary and U.S. Government Funds, subject to reimbursement of Fund expenses (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) exceeding 1% of average daily closing net assets. For the U.S. Treasury Fund, RMCI receives a comprehensive fee at an annual rate of .80% of the average daily net assets. At May 31, 1997, the advisor waived a portion of its comprehensive fee. Also, under the current Service Agreement, RMCI was reimbursed $6,616,435 (Primary Fund) and $1,778,491 (U.S. Government Fund) during the year ended May 31, 1997 for expenditures made on behalf of the Fund's respective Portfolios for personnel, office space and equipment and shareholder accounting and administrative services, to carry out the Fund's business. At May 31, 1997, the Primary, U.S. Government and U.S. Treasury Funds had accrued expenses of $167,589, $50,040, and $10,981, respectively, due to RMCI.

(3) DISTRIBUTION ASSISTANCE:

    Pursuant to a Plan of Distribution, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

(4) MANAGEMENT'S USE OF ESTIMATES:

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5) COMPONENTS OF NET ASSETS:

    At 5/31/97, the following funds had these components of net assets:

                                                                  PRIMARY           U.S. GOVERNMENT       U.S. TREASURY
                                                               --------------       ---------------       -------------
Par Value................................................      $    2,104,109        $      611,844       $     169,178
Paid-in-Capital..........................................       2,102,004,943           611,232,472         169,008,627
                                                               --------------          ------------        ------------
Net Assets...............................................      $2,104,109,052        $  611,844,316       $ 169,177,805
                                                               ==============          ============        ============

                             ---------------------

                            FEDERAL TAX INFORMATION

The dividends distributed by the Primary, U.S. Government and U.S. Treasury Funds in each of the periods are treated for Federal tax purposes as ordinary income.

                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of The Reserve
Fund -- Strategist Money Market Fund:

    We have audited the accompanying statement of net assets of Strategist Money Market Fund (one of the series constituting The Reserve Fund) as of May 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended May 31, 1997, and for the period from May 1, 1996 (commencement of operations) to May 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategist Money Market Fund of The Reserve Fund as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended May 31, 1997, and for the period May 1, 1996 (commencement of operations) to May 31, 1996, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

New York, New York
June 27, 1997

                THE RESERVE FUND -- STRATEGIST MONEY MARKET FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                     %       DAYS TO         VALUE
               NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 82.92%                   RATE      MATURITY      (NOTE 1)
-------------------------------------------------------------------------------    -----     --------     -----------
Bankers Trust Company..........................................................    5.72         41        $ 5,042,129
Mellon Bank, N.A. .............................................................    5.60         52          5,008,556
Harris Trust and Savings Bank..................................................    5.55          5          5,021,583
SouthTrust Bank of Alabama, N.A. ..............................................    5.63         10          5,043,007
Union Bank of California, N.A. ................................................    5.63          7          5,043,007
Bank of Tokyo -- Mitsubishi, Ltd. (b)..........................................    5.81         69          5,020,981
Banque Nationale de Paris (b)..................................................    5.63         10          5,043,007
Barclays Bank PLC (b)..........................................................    5.62          3          5,047,614
Bayerische Landesbank Girozentrale (a).........................................    5.525        25          5,053,730
BHF Bank AG (a)................................................................    5.73         38          5,047,158
Caisse Nationale de Credit Agricole (b)........................................    5.60         53          5,008,557
Canadian Imperial Bank of Commerce (a).........................................    5.45         12          5,062,826
Deutsche Bank AG (b)...........................................................    5.57         24          5,056,502
ING Bank N.V. (a)..............................................................    5.64         47          5,013,377
Societe Generale (b)...........................................................    5.40          4          2,027,300
Svenska Handelsbanken (a)......................................................    5.445        17          5,061,267
Toronto-Dominion Bank (a)......................................................    5.37          5          5,070,108
                                                                                                          -----------
Total Negotiable Bank Certificates of Deposit..................................                           $82,670,709
                                                                                                          -----------

                          PROMISSORY NOTES -- 10.97%
-------------------------------------------------------------------------------
ABN Bank Canada (c)............................................................    5.56         59        $ 3,965,404
Commerzbank U.S. Finance, Inc. (c).............................................    5.52         20          3,989,573
Societe Generale North America, Inc. (c).......................................    5.61         34          2,985,507
                                                                                                          -----------
Total Promissory Notes.........................................................                           $10,940,484
                                                                                                          -----------
                        REPURCHASE AGREEMENTS -- 5.02%
-------------------------------------------------------------------------------
FNMS 7.50% due 2/1/27 (Repo with CS First Boston Corporation dated May 30,
  1997, resale amount $5,002,333)..............................................    5.60          3        $ 5,002,333
                                                                                                          -----------
Total Strategist Fund Investments -- (98.91%) (Cost $97,908,057)...............                            98,613,526
Other assets, less liabilities -- (1.09%)......................................                             1,090,455
                                                                                                          -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 99,703,981 shares of beneficial interest $.001 par
  value outstanding............................................................                           $99,703,981
                                                                                                          ===========

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) Collateralized by Bank Letter of Credit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                THE RESERVE FUND -- STRATEGIST MONEY MARKET FUND

                            STATEMENT OF OPERATIONS

                                                                                                   YEAR ENDED
                                                                                                  MAY 31, 1997
                                                                                                  ------------
INTEREST INCOME (Note 1).......................................................................    $ 2,656,437
                                                                                                    ----------
EXPENSES (Note 2)
  Comprehensive fee............................................................................        389,485
  Distribution assistance (Note 3).............................................................         97,381
                                                                                                    ----------
    Total Expenses.............................................................................        486,866
  Less: voluntary waiver.......................................................................       (486,827)
                                                                                                    ----------
  Net Expenses.................................................................................             39
                                                                                                    ----------
NET INVESTMENT INCOME..........................................................................    $ 2,656,398
                                                                                                    ==========

                THE RESERVE FUND -- STRATEGIST MONEY MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      MAY 1, 1996
                                                                                                     (COMMENCEMENT
                                                                                    YEAR ENDED     OF OPERATIONS) TO
                                                                                   MAY 31, 1997      MAY 31, 1996
                                                                                   ------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income paid to shareholders as dividends (Note 1)..............   $ (2,656,398)      $    (4,642)
                                                                                   ------------        ----------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from the sale of shares........................................    185,017,047         1,005,037
    Net asset value of shares issued on reinvestment of dividends...............      2,656,398             4,642
                                                                                   ------------        ----------
      Subtotal..................................................................    187,673,445         1,009,679
      Cost of shares redeemed...................................................    (88,979,109)              (34)
                                                                                   ------------        ----------
    Net increase in net assets derived from capital share transactions and from
     investment operations......................................................     98,694,336         1,009,645
NET ASSETS:
  Beginning of year.............................................................      1,009,645                 0
                                                                                   ------------        ----------
  End of year...................................................................   $ 99,703,981       $ 1,009,645
                                                                                   ============        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                          STRATEGIST MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

   The Strategist Money Market Fund, a series of The Reserve Fund, (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited and divided into four series, Primary, U.S. Government, U.S. Treasury and Strategist Funds. These financial statements and notes apply only to the Strategist Fund.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolio, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof. RMCI receives a comprehensive fee from the Fund at an annual rate of .80% of the average daily net assets. For the year ended May 31, 1997, RMCI waived all but $39 of its comprehensive fee.

3. DISTRIBUTION ASSISTANCE:

   Pursuant to a Plan of Distribution under Rule 12b-1, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolio. The Plan requires RMCI to pay an equivalent amount from its own resources. For the year ended May 31, 1997, all distribution fees were waived.

4. MANAGEMENT'S USE OF ESTIMATES:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. COMPONENTS OF NET ASSETS:

   At 5/31/97, the Strategist Money Market Fund's net assets consisted of $99,704 par value and $99,604,277 paid-in-capital.

                             ---------------------

                            FEDERAL TAX INFORMATION

The dividends distributed by Strategist Money Market Fund are treated for Federal tax purposes as ordinary income.